Shareholder Report, Average Annual Return (Details)		3 Months Ended	9 Months Ended	12 Months Ended	20 Months Ended	22 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
2x Bitcoin Strategy ETF (Consolidated)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				2x Bitcoin Strategy ETF (Consolidated) NAV
Average Annual Return, Percent				3.74%	93.93%
2x Corn ETF (Consolidated)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				2x Corn ETF (Consolidated) NAV
Average Annual Return, Percent		12.38%
2x Ether ETF (Consolidated)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				2x Ether ETF (Consolidated) NAV
Average Annual Return, Percent			(80.65%)
2x Wheat ETF (Consolidated)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				2x Wheat ETF (Consolidated) NAV
Average Annual Return, Percent		(2.80%)
One+One Nasdaq-100® and Bitcoin ETF (Consolidated)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				One+One Nasdaq-100® and Bitcoin ETF (Consolidated) NAV
Average Annual Return, Percent	(16.96%)
One+One S&P 500® and Bitcoin ETF (Consolidated)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				One+One S&P 500® and Bitcoin ETF (Consolidated) NAV
Average Annual Return, Percent	(13.99%)
Volatility Premium Plus ETF (Consolidated)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Volatility Premium Plus ETF (Consolidated) NAV
Average Annual Return, Percent				(2.90%)		27.91%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Average Annual Return, Percent				18.41%	22.68%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Average Annual Return, Percent		(1.87%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Average Annual Return, Percent			13.81%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Average Annual Return, Percent		(1.87%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Average Annual Return, Percent	(2.82%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Average Annual Return, Percent	(2.82%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Average Annual Return, Percent				18.41%		23.07%